Share-Based Compensation - Schedule of Performance-Based Share Activity (Detail) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares
Granted	1,000,000	12,000,000
Weighted Average Grant-Date Fair Value
Granted	$ 9.33	$ 9.48
CNH Industrial EIP [Member]
Shares
Nonvested at beginning of year	12,101,760
Granted	980,400
Forfeited	(1,490,900)
Nonvested at end of year	11,591,260	12,101,760
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	$ 8.84
Granted	6.25
Forfeited	8.69
Nonvested at end of year	$ 8.64	$ 8.84